Shareholder Report, Holdings (Details)	Jun. 30, 2025
Banking Fund | Variable Annuity | Banks [Member]
Holdings [Line Items]
Percent of Net Asset Value	91.90%
Banking Fund | Variable Annuity | Diversified Financial Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
Banking Fund | Variable Annuity | Savingsamp Loans [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
Banking Fund | Variable Annuity | Citigroup Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
Banking Fund | Variable Annuity | Wells Fargoamp Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
Banking Fund | Variable Annuity | J P Morgan Chaseamp Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
Banking Fund | Variable Annuity | Capital One Financial Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
Banking Fund | Variable Annuity | Bankof America Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
Banking Fund | Variable Annuity | P N C Financial Services Group Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Banking Fund | Variable Annuity | U S Bancorp [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Banking Fund | Variable Annuity | N U Holdings Limited Cayman Islands 8212 Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Banking Fund | Variable Annuity | Bankof New York Mellon Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Banking Fund | Variable Annuity | Truist Financial Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Banking Fund | Variable Annuity | Top 10 Total [Member]
Holdings [Line Items]
Percent of Net Asset Value	35.20%
Basic Materials | Variable Annuity | Chemicals [Member]
Holdings [Line Items]
Percent of Net Asset Value	32.40%
Basic Materials | Variable Annuity | Mining [Member]
Holdings [Line Items]
Percent of Net Asset Value	30.90%
Basic Materials | Variable Annuity | Packagingamp Containers [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.20%
Basic Materials | Variable Annuity | Ironamp Steel [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.10%
Basic Materials | Variable Annuity | Building Materials [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.20%
Basic Materials | Variable Annuity | Biotechnology [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Basic Materials | Variable Annuity | Forest Productsamp Paper [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Basic Materials | Variable Annuity | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
Basic Materials | Variable Annuity | Top 10 Total [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.20%
Basic Materials | Variable Annuity | Lindeplc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
Basic Materials | Variable Annuity | Sherwin Williams Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Basic Materials | Variable Annuity | Ecolab Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Basic Materials | Variable Annuity | Newmont Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Basic Materials | Variable Annuity | Freeport Mc Mo Ran Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Basic Materials | Variable Annuity | Air Productsand Chemicals Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Basic Materials | Variable Annuity | C R Hplc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Basic Materials | Variable Annuity | Corteva Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Basic Materials | Variable Annuity | Vulcan Materials Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Basic Materials | Variable Annuity | Martin Marietta Materials Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Biotechnology Fund | Variable Annuity | Biotechnology [Member]
Holdings [Line Items]
Percent of Net Asset Value	75.90%
Biotechnology Fund | Variable Annuity | Pharmaceuticals [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.10%
Biotechnology Fund | Variable Annuity | Healthcare Products [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
Biotechnology Fund | Variable Annuity | Healthcare Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Biotechnology Fund | Variable Annuity | Top 10 Total [Member]
Holdings [Line Items]
Percent of Net Asset Value	36.40%
Biotechnology Fund | Variable Annuity | Corteva Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
Biotechnology Fund | Variable Annuity | Abb Vie Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.80%
Biotechnology Fund | Variable Annuity | Amgen Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
Biotechnology Fund | Variable Annuity | Gilead Sciences Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
Biotechnology Fund | Variable Annuity | Vertex Pharmaceuticals Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
Biotechnology Fund | Variable Annuity | Regeneron Pharmaceuticals Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
Biotechnology Fund | Variable Annuity | Alnylam Pharmaceuticals Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Biotechnology Fund | Variable Annuity | Natera Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Biotechnology Fund | Variable Annuity | Astra Zenecaplc A D R [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Biotechnology Fund | Variable Annuity | Insmed Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Consumer Products Fund | Variable Annuity | Pharmaceuticals [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Consumer Products Fund | Variable Annuity | Food [Member]
Holdings [Line Items]
Percent of Net Asset Value	32.50%
Consumer Products Fund | Variable Annuity | Beverages [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.50%
Consumer Products Fund | Variable Annuity | Cosmeticsamp Personal Care [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.60%
Consumer Products Fund | Variable Annuity | Agriculture [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.50%
Consumer Products Fund | Variable Annuity | Household Productsamp Housewares [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.30%
Consumer Products Fund | Variable Annuity | Retail [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Consumer Products Fund | Variable Annuity | Internet [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Consumer Products Fund | Variable Annuity | Top 10 Total [Member]
Holdings [Line Items]
Percent of Net Asset Value	37.60%
Consumer Products Fund | Variable Annuity | Procteramp Gamble Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.30%
Consumer Products Fund | Variable Annuity | Philip Morris International Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.50%
Consumer Products Fund | Variable Annuity | Coca Cola Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%
Consumer Products Fund | Variable Annuity | Pepsi Co Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
Consumer Products Fund | Variable Annuity | Altria Group Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
Consumer Products Fund | Variable Annuity | Mondelez International Inc 8212 Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Consumer Products Fund | Variable Annuity | Colgate Palmolive Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Consumer Products Fund | Variable Annuity | Kroger Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Consumer Products Fund | Variable Annuity | Keurig Dr Pepper Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Consumer Products Fund | Variable Annuity | Monster Beverage Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Electronics Fund | Variable Annuity | Semiconductors [Member]
Holdings [Line Items]
Percent of Net Asset Value	91.90%
Electronics Fund | Variable Annuity | Energy Alternate Sources [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
Electronics Fund | Variable Annuity | Telecommunications [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Electronics Fund | Variable Annuity | Electronics [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Electronics Fund | Variable Annuity | Electrical Componentsamp Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
Electronics Fund | Variable Annuity | Computers [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
Electronics Fund | Variable Annuity | Top 10 Total [Member]
Holdings [Line Items]
Percent of Net Asset Value	55.10%
Electronics Fund | Variable Annuity | N V I D I A Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.30%
Electronics Fund | Variable Annuity | Broadcom Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.10%
Electronics Fund | Variable Annuity | Advanced Micro Devices Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
Electronics Fund | Variable Annuity | Texas Instruments Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
Electronics Fund | Variable Annuity | Q U A L C O M M Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
Electronics Fund | Variable Annuity | Applied Materials Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
Electronics Fund | Variable Annuity | Micron Technology Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
Electronics Fund | Variable Annuity | Lam Research Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Electronics Fund | Variable Annuity | K L A Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Electronics Fund | Variable Annuity | Analog Devices Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Energy Fund | Variable Annuity | Mining [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Energy Fund | Variable Annuity | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Energy Fund | Variable Annuity | Energy Alternate Sources [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
Energy Fund | Variable Annuity | Oilamp Gas [Member]
Holdings [Line Items]
Percent of Net Asset Value	62.10%
Energy Fund | Variable Annuity | Pipelines [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.30%
Energy Fund | Variable Annuity | Oilamp Gas Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.60%
Energy Fund | Variable Annuity | Transportation [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Energy Fund | Variable Annuity | Coal [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Energy Fund | Variable Annuity | Top 10 Total [Member]
Holdings [Line Items]
Percent of Net Asset Value	32.30%
Energy Fund | Variable Annuity | Exxon Mobil Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.90%
Energy Fund | Variable Annuity | Chevron Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
Energy Fund | Variable Annuity | Conoco Phillips [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
Energy Fund | Variable Annuity | Williams Companies Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Energy Fund | Variable Annuity | E O G Resources Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Energy Fund | Variable Annuity | Kinder Morgan Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Energy Fund | Variable Annuity | Cheniere Energy Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Energy Fund | Variable Annuity | Marathon Petroleum Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Energy Fund | Variable Annuity | O N E O K Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Energy Fund | Variable Annuity | Phillips 66 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Energy Services Fund | Variable Annuity | Oilamp Gas [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.50%
Energy Services Fund | Variable Annuity | Oilamp Gas Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	72.50%
Energy Services Fund | Variable Annuity | Machinery Diversified [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
Energy Services Fund | Variable Annuity | Metal Fabricateamp Hardware [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
Energy Services Fund | Variable Annuity | Top 10 Total [Member]
Holdings [Line Items]
Percent of Net Asset Value	57.70%
Energy Services Fund | Variable Annuity | Schlumberger N V [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.60%
Energy Services Fund | Variable Annuity | Baker Hughes Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.70%
Energy Services Fund | Variable Annuity | Halliburton Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.30%
Energy Services Fund | Variable Annuity | Technip F M Cplc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
Energy Services Fund | Variable Annuity | Champion X Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
Energy Services Fund | Variable Annuity | Archrock Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
Energy Services Fund | Variable Annuity | N O V Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
Energy Services Fund | Variable Annuity | Weatherford Internationalplc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
Energy Services Fund | Variable Annuity | Cactus Inc 8212 Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
Energy Services Fund | Variable Annuity | Noble Corporationplc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
Financial Services Fund | Variable Annuity | Banks [Member]
Holdings [Line Items]
Percent of Net Asset Value	26.20%
Financial Services Fund | Variable Annuity | Diversified Financial Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.10%
Financial Services Fund | Variable Annuity | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Financial Services Fund | Variable Annuity | R E I Ts [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.70%
Financial Services Fund | Variable Annuity | Insurance [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.60%
Financial Services Fund | Variable Annuity | Commercial Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.60%
Financial Services Fund | Variable Annuity | Private Equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
Financial Services Fund | Variable Annuity | Software [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Financial Services Fund | Variable Annuity | Wells Fargoamp Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Financial Services Fund | Variable Annuity | J P Morgan Chaseamp Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Financial Services Fund | Variable Annuity | Bankof America Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Financial Services Fund | Variable Annuity | Top 10 Total [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.70%
Financial Services Fund | Variable Annuity | Berkshire Hathaway Inc 8212 Class B [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Financial Services Fund | Variable Annuity | Visa Inc 8212 Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Financial Services Fund | Variable Annuity | Mastercard Inc 8212 Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Financial Services Fund | Variable Annuity | Goldman Sachs Group Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
Financial Services Fund | Variable Annuity | Blackstone Inc 8212 Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Financial Services Fund | Variable Annuity | Morgan Stanley [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Financial Services Fund | Variable Annuity | Samp P Global Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Health Care Fund | Variable Annuity | Biotechnology [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.00%
Health Care Fund | Variable Annuity | Pharmaceuticals [Member]
Holdings [Line Items]
Percent of Net Asset Value	31.40%
Health Care Fund | Variable Annuity | Healthcare Products [Member]
Holdings [Line Items]
Percent of Net Asset Value	29.20%
Health Care Fund | Variable Annuity | Healthcare Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.60%
Health Care Fund | Variable Annuity | Internet [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
Health Care Fund | Variable Annuity | Software [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Health Care Fund | Variable Annuity | Top 10 Total [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.70%
Health Care Fund | Variable Annuity | Abb Vie Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Health Care Fund | Variable Annuity | Eli Lillyamp Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
Health Care Fund | Variable Annuity | Johnsonamp Johnson [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Health Care Fund | Variable Annuity | United Health Group Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Health Care Fund | Variable Annuity | Abbott Laboratories [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Health Care Fund | Variable Annuity | Intuitive Surgical Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Health Care Fund | Variable Annuity | Merckamp Company Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Health Care Fund | Variable Annuity | Boston Scientific Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Health Care Fund | Variable Annuity | Thermo Fisher Scientific Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Health Care Fund | Variable Annuity | Stryker Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Internet Fund | Variable Annuity | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Internet Fund | Variable Annuity | Internet [Member]
Holdings [Line Items]
Percent of Net Asset Value	55.50%
Internet Fund | Variable Annuity | Telecommunications [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.40%
Internet Fund | Variable Annuity | Computers [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Internet Fund | Variable Annuity | Commercial Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Internet Fund | Variable Annuity | Software [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.70%
Internet Fund | Variable Annuity | Real Estate [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Internet Fund | Variable Annuity | Entertainment [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Internet Fund | Variable Annuity | Top 10 Total [Member]
Holdings [Line Items]
Percent of Net Asset Value	37.60%
Internet Fund | Variable Annuity | Meta Platforms Inc 8212 Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.50%
Internet Fund | Variable Annuity | Amazoncom Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.30%
Internet Fund | Variable Annuity | Alphabet Inc 8212 Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.30%
Internet Fund | Variable Annuity | Netflix Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%
Internet Fund | Variable Annuity | Cisco Systems Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
Internet Fund | Variable Annuity | Salesforce Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
Internet Fund | Variable Annuity | Uber Technologies Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Internet Fund | Variable Annuity | Adobe Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Internet Fund | Variable Annuity | Door Dash Inc 8212 Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Internet Fund | Variable Annuity | Arista Networks Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Leisure Fund | Variable Annuity | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.20%
Leisure Fund | Variable Annuity | Agriculture [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.20%
Leisure Fund | Variable Annuity | Retail [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.50%
Leisure Fund | Variable Annuity | Internet [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.60%
Leisure Fund | Variable Annuity | Entertainment [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.60%
Leisure Fund | Variable Annuity | Media [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.30%
Leisure Fund | Variable Annuity | Lodging [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.20%
Leisure Fund | Variable Annuity | Leisure Time [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.00%
Leisure Fund | Variable Annuity | Top 10 Total [Member]
Holdings [Line Items]
Percent of Net Asset Value	30.70%
Leisure Fund | Variable Annuity | Philip Morris International Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
Leisure Fund | Variable Annuity | Altria Group Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Leisure Fund | Variable Annuity | Netflix Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.80%
Leisure Fund | Variable Annuity | Door Dash Inc 8212 Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Leisure Fund | Variable Annuity | Walt Disney Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
Leisure Fund | Variable Annuity | Mc Donalds Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
Leisure Fund | Variable Annuity | Comcast Corp 8212 Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Leisure Fund | Variable Annuity | Starbucks Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Leisure Fund | Variable Annuity | Royal Caribbean Cruises Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Leisure Fund | Variable Annuity | Chipotle Mexican Grill Inc 8212 Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Precious Metals Fund | Variable Annuity | Mining [Member]
Holdings [Line Items]
Percent of Net Asset Value	99.90%
Precious Metals Fund | Variable Annuity | Top 10 Total [Member]
Holdings [Line Items]
Percent of Net Asset Value	58.50%
Precious Metals Fund | Variable Annuity | Newmont Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.70%
Precious Metals Fund | Variable Annuity | Freeport Mc Mo Ran Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.60%
Precious Metals Fund | Variable Annuity | Agnico Eagle Mines Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.10%
Precious Metals Fund | Variable Annuity | Wheaton Precious Metals Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.80%
Precious Metals Fund | Variable Annuity | Barrick Mining Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.30%
Precious Metals Fund | Variable Annuity | Kinross Gold Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
Precious Metals Fund | Variable Annuity | Franco Nevada Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
Precious Metals Fund | Variable Annuity | Gold Fields Ltd A D R [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
Precious Metals Fund | Variable Annuity | Anglogold Ashantiplc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
Precious Metals Fund | Variable Annuity | Alamos Gold Inc 8212 Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
Real Estate Fund | Variable Annuity | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.50%
Real Estate Fund | Variable Annuity | R E I Ts Diversified [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.90%
Real Estate Fund | Variable Annuity | R E I Ts Health Care [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.20%
Real Estate Fund | Variable Annuity | R E I Ts Apartments [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.20%
Real Estate Fund | Variable Annuity | R E I Ts Warehouse Industries [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.30%
Real Estate Fund | Variable Annuity | R E I Ts Storage [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.60%
Real Estate Fund | Variable Annuity | Real Estate Management Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.40%
Real Estate Fund | Variable Annuity | R E I Ts Shopping Centers [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.10%
Real Estate Fund | Variable Annuity | Top 10 Total [Member]
Holdings [Line Items]
Percent of Net Asset Value	26.60%
Real Estate Fund | Variable Annuity | American Tower Corp 8212 Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
Real Estate Fund | Variable Annuity | Welltower Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
Real Estate Fund | Variable Annuity | Prologis Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
Real Estate Fund | Variable Annuity | Digital Realty Trust Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Real Estate Fund | Variable Annuity | Realty Income Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Real Estate Fund | Variable Annuity | Simon Property Group Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Real Estate Fund | Variable Annuity | Equinix Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Real Estate Fund | Variable Annuity | Public Storage [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Real Estate Fund | Variable Annuity | Crown Castle Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Real Estate Fund | Variable Annuity | C B R E Group Inc 8212 Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Retailing Fund | Variable Annuity | Retail [Member]
Holdings [Line Items]
Percent of Net Asset Value	68.40%
Retailing Fund | Variable Annuity | Internet [Member]
Holdings [Line Items]
Percent of Net Asset Value	26.80%
Retailing Fund | Variable Annuity | Commercial Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Retailing Fund | Variable Annuity | Software [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Retailing Fund | Variable Annuity | Distributionamp Wholesale [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Retailing Fund | Variable Annuity | Top 10 Total [Member]
Holdings [Line Items]
Percent of Net Asset Value	42.90%
Retailing Fund | Variable Annuity | Amazoncom Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.10%
Retailing Fund | Variable Annuity | Walmart Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
Retailing Fund | Variable Annuity | Costco Wholesale Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
Retailing Fund | Variable Annuity | T J X Companies Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
Retailing Fund | Variable Annuity | Home Depot Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
Retailing Fund | Variable Annuity | Lowes Companies Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
Retailing Fund | Variable Annuity | O Reilly Automotive Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Retailing Fund | Variable Annuity | Carvana Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Retailing Fund | Variable Annuity | Coupang Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Retailing Fund | Variable Annuity | P D D Holdings Inc A D R [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Technology Fund | Variable Annuity | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Technology Fund | Variable Annuity | Internet [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.50%
Technology Fund | Variable Annuity | Semiconductors [Member]
Holdings [Line Items]
Percent of Net Asset Value	27.40%
Technology Fund | Variable Annuity | Telecommunications [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
Technology Fund | Variable Annuity | Electronics [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
Technology Fund | Variable Annuity | Computers [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.60%
Technology Fund | Variable Annuity | Software [Member]
Holdings [Line Items]
Percent of Net Asset Value	31.40%
Technology Fund | Variable Annuity | Investment Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Technology Fund | Variable Annuity | Top 10 Total [Member]
Holdings [Line Items]
Percent of Net Asset Value	33.70%
Technology Fund | Variable Annuity | N V I D I A Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.70%
Technology Fund | Variable Annuity | Broadcom Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
Technology Fund | Variable Annuity | Advanced Micro Devices Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Technology Fund | Variable Annuity | Meta Platforms Inc 8212 Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
Technology Fund | Variable Annuity | Alphabet Inc 8212 Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
Technology Fund | Variable Annuity | Cisco Systems Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Technology Fund | Variable Annuity | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.50%
Technology Fund | Variable Annuity | Apple Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
Technology Fund | Variable Annuity | Oracle Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Technology Fund | Variable Annuity | International Business Machines Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Telecommunications Fund | Variable Annuity | Internet [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.10%
Telecommunications Fund | Variable Annuity | Telecommunications [Member]
Holdings [Line Items]
Percent of Net Asset Value	73.60%
Telecommunications Fund | Variable Annuity | Electronics [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Telecommunications Fund | Variable Annuity | Computers [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Telecommunications Fund | Variable Annuity | Software [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Telecommunications Fund | Variable Annuity | Media [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.00%
Telecommunications Fund | Variable Annuity | Top 10 Total [Member]
Holdings [Line Items]
Percent of Net Asset Value	51.60%
Telecommunications Fund | Variable Annuity | Cisco Systems Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.10%
Telecommunications Fund | Variable Annuity | Arista Networks Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
Telecommunications Fund | Variable Annuity | Comcast Corp 8212 Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.80%
Telecommunications Fund | Variable Annuity | A Tamp T Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.30%
Telecommunications Fund | Variable Annuity | Verizon Communications Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.50%
Telecommunications Fund | Variable Annuity | T Mobile U S Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.30%
Telecommunications Fund | Variable Annuity | Charter Communications Inc 8212 Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
Telecommunications Fund | Variable Annuity | Motorola Solutions Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
Telecommunications Fund | Variable Annuity | Roku Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Telecommunications Fund | Variable Annuity | Juniper Networks Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Transportation Fund | Variable Annuity | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Transportation Fund | Variable Annuity | Internet [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.80%
Transportation Fund | Variable Annuity | Transportation [Member]
Holdings [Line Items]
Percent of Net Asset Value	39.30%
Transportation Fund | Variable Annuity | Commercial Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Transportation Fund | Variable Annuity | Auto Manufacturers [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.00%
Transportation Fund | Variable Annuity | Airlines [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.50%
Transportation Fund | Variable Annuity | Auto Partsamp Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.30%
Transportation Fund | Variable Annuity | Home Builders [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Transportation Fund | Variable Annuity | Top 10 Total [Member]
Holdings [Line Items]
Percent of Net Asset Value	39.40%
Transportation Fund | Variable Annuity | Uber Technologies Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.40%
Transportation Fund | Variable Annuity | Tesla Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.90%
Transportation Fund | Variable Annuity | Union Pacific Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
Transportation Fund | Variable Annuity | United Parcel Service Inc 8212 Class B [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
Transportation Fund | Variable Annuity | C S X Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Transportation Fund | Variable Annuity | Norfolk Southern Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Transportation Fund | Variable Annuity | Fed Ex Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Transportation Fund | Variable Annuity | General Motors Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Transportation Fund | Variable Annuity | Ford Motor Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Transportation Fund | Variable Annuity | Delta Air Lines Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Utilities Fund | Variable Annuity | Energy Alternate Sources [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
Utilities Fund | Variable Annuity | Electric [Member]
Holdings [Line Items]
Percent of Net Asset Value	87.50%
Utilities Fund | Variable Annuity | Gas [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.90%
Utilities Fund | Variable Annuity | Water [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
Utilities Fund | Variable Annuity | Top 10 Total [Member]
Holdings [Line Items]
Percent of Net Asset Value	36.10%
Utilities Fund | Variable Annuity | Next Era Energy Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
Utilities Fund | Variable Annuity | Constellation Energy Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
Utilities Fund | Variable Annuity | Southern Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
Utilities Fund | Variable Annuity | Duke Energy Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
Utilities Fund | Variable Annuity | Vistra Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
Utilities Fund | Variable Annuity | American Electric Power Company Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Utilities Fund | Variable Annuity | Sempra [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Utilities Fund | Variable Annuity | Dominion Energy Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Utilities Fund | Variable Annuity | Public Service Enterprise Group Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Utilities Fund | Variable Annuity | Exelon Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Dow 2x Strategy Fund | Variable Annuity | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.80%
Dow 2x Strategy Fund | Variable Annuity | Dow Jones Industrial Average Equity Swap Agreements [Member]
Holdings [Line Items]
Percent of Net Asset Value	111.70%
Dow 2x Strategy Fund | Variable Annuity | Equity Futures Contracts [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.20%
Dow 2x Strategy Fund | Variable Annuity | Financial [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.10%
Dow 2x Strategy Fund | Variable Annuity | Technology [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.30%
Dow 2x Strategy Fund | Variable Annuity | Consumer Noncyclical [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.80%
Dow 2x Strategy Fund | Variable Annuity | Industrial [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.20%
Dow 2x Strategy Fund | Variable Annuity | Consumer Cyclical [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.70%
Dow 2x Strategy Fund | Variable Annuity | Top 10 Total [Member]
Holdings [Line Items]
Percent of Net Asset Value	36.10%
Dow 2x Strategy Fund | Variable Annuity | Sherwin Williams Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Dow 2x Strategy Fund | Variable Annuity | Visa Inc 8212 Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
Dow 2x Strategy Fund | Variable Annuity | Goldman Sachs Group Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.60%
Dow 2x Strategy Fund | Variable Annuity | United Health Group Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Dow 2x Strategy Fund | Variable Annuity | Mc Donalds Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Dow 2x Strategy Fund | Variable Annuity | Home Depot Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
Dow 2x Strategy Fund | Variable Annuity | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
Dow 2x Strategy Fund | Variable Annuity | International Business Machines Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Dow 2x Strategy Fund | Variable Annuity | Caterpillar Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
Dow 2x Strategy Fund | Variable Annuity | American Express Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Inverse Dow 2x Strategy Fund | Variable Annuity | Dow Jones Industrial Average Equity Swap Agreements Short Sales [Member]
Holdings [Line Items]
Percent of Net Asset Value	(199.00%)
Mid-Cap 1.5x Strategy Fund | Variable Annuity | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
Mid-Cap 1.5x Strategy Fund | Variable Annuity | Financial [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.10%
Mid-Cap 1.5x Strategy Fund | Variable Annuity | Technology [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.30%
Mid-Cap 1.5x Strategy Fund | Variable Annuity | Consumer Noncyclical [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.30%
Mid-Cap 1.5x Strategy Fund | Variable Annuity | Industrial [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.90%
Mid-Cap 1.5x Strategy Fund | Variable Annuity | Consumer Cyclical [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.30%
Mid-Cap 1.5x Strategy Fund | Variable Annuity | Samp P Mid Cap 400 Index Equity Swap Agreements [Member]
Holdings [Line Items]
Percent of Net Asset Value	79.10%
Mid-Cap 1.5x Strategy Fund | Variable Annuity | Basic Materials [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Mid-Cap 1.5x Strategy Fund | Variable Annuity | Energy [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Mid-Cap 1.5x Strategy Fund | Variable Annuity | Top 10 Total [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.20%
Mid-Cap 1.5x Strategy Fund | Variable Annuity | Guggenheim Ultra Short Duration Fund 8212 Institutional Class [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
Mid-Cap 1.5x Strategy Fund | Variable Annuity | Guggenheim Strategy Fund I I [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Mid-Cap 1.5x Strategy Fund | Variable Annuity | Interactive Brokers Group Inc 8212 Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Mid-Cap 1.5x Strategy Fund | Variable Annuity | E M C O R Group Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Mid-Cap 1.5x Strategy Fund | Variable Annuity | Guidewire Software Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
Mid-Cap 1.5x Strategy Fund | Variable Annuity | R B Global Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
Mid-Cap 1.5x Strategy Fund | Variable Annuity | Flex Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
Mid-Cap 1.5x Strategy Fund | Variable Annuity | Caseys General Stores Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
Mid-Cap 1.5x Strategy Fund | Variable Annuity | Comfort Systems U S A Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
Mid-Cap 1.5x Strategy Fund | Variable Annuity | Curtiss Wright Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
Inverse Mid-Cap Strategy Fund | Variable Annuity | Samp P Mid Cap 400 Index Equity Swap Agreements Short Sales [Member]
Holdings [Line Items]
Percent of Net Asset Value	(100.00%)
Inverse Mid-Cap Strategy Fund | Variable Annuity | Guggenheim Ultra Short Duration Fund 8212 Institutional Class [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.20%
Inverse Mid-Cap Strategy Fund | Variable Annuity | Guggenheim Strategy Fund I I [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.10%
Inverse Mid-Cap Strategy Fund | Variable Annuity | Total [Member]
Holdings [Line Items]
Percent of Net Asset Value	33.30%
NASDAQ-100(R) Fund | Variable Annuity | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
NASDAQ-100(R) Fund | Variable Annuity | Technology [Member]
Holdings [Line Items]
Percent of Net Asset Value	39.40%
NASDAQ-100(R) Fund | Variable Annuity | Consumer Noncyclical [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.30%
NASDAQ-100(R) Fund | Variable Annuity | Industrial [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
NASDAQ-100(R) Fund | Variable Annuity | Consumer Cyclical [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.30%
NASDAQ-100(R) Fund | Variable Annuity | Communications [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.10%
NASDAQ-100(R) Fund | Variable Annuity | N A S D A Q 100 Index Equity Mini Futures Contracts [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.70%
NASDAQ-100(R) Fund | Variable Annuity | N A S D A Q 100 Index Equity Swap Agreements [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.20%
NASDAQ-100(R) Fund | Variable Annuity | Top 10 Total [Member]
Holdings [Line Items]
Percent of Net Asset Value	49.60%
NASDAQ-100(R) Fund | Variable Annuity | N V I D I A Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.20%
NASDAQ-100(R) Fund | Variable Annuity | Broadcom Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
NASDAQ-100(R) Fund | Variable Annuity | Meta Platforms Inc 8212 Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
NASDAQ-100(R) Fund | Variable Annuity | Amazoncom Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
NASDAQ-100(R) Fund | Variable Annuity | Netflix Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
NASDAQ-100(R) Fund | Variable Annuity | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.90%
NASDAQ-100(R) Fund | Variable Annuity | Apple Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.70%
NASDAQ-100(R) Fund | Variable Annuity | Tesla Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
NASDAQ-100(R) Fund | Variable Annuity | Guggenheim Ultra Short Duration Fund 8212 Institutional Class [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.10%
NASDAQ-100(R) Fund | Variable Annuity | Guggenheim Strategy Fund I I [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.70%
NASDAQ-100(R) 2x Strategy Fund | Variable Annuity | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
NASDAQ-100(R) 2x Strategy Fund | Variable Annuity | Technology [Member]
Holdings [Line Items]
Percent of Net Asset Value	42.70%
NASDAQ-100(R) 2x Strategy Fund | Variable Annuity | Consumer Noncyclical [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.90%
NASDAQ-100(R) 2x Strategy Fund | Variable Annuity | Industrial [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
NASDAQ-100(R) 2x Strategy Fund | Variable Annuity | Consumer Cyclical [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.80%
NASDAQ-100(R) 2x Strategy Fund | Variable Annuity | Communications [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.90%
NASDAQ-100(R) 2x Strategy Fund | Variable Annuity | N A S D A Q 100 Index Equity Mini Futures Contracts [Member]
Holdings [Line Items]
Percent of Net Asset Value	38.30%
NASDAQ-100(R) 2x Strategy Fund | Variable Annuity | N A S D A Q 100 Index Equity Swap Agreements [Member]
Holdings [Line Items]
Percent of Net Asset Value	77.00%
NASDAQ-100(R) 2x Strategy Fund | Variable Annuity | Top 10 Total [Member]
Holdings [Line Items]
Percent of Net Asset Value	43.10%
NASDAQ-100(R) 2x Strategy Fund | Variable Annuity | N V I D I A Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.80%
NASDAQ-100(R) 2x Strategy Fund | Variable Annuity | Broadcom Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
NASDAQ-100(R) 2x Strategy Fund | Variable Annuity | Meta Platforms Inc 8212 Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
NASDAQ-100(R) 2x Strategy Fund | Variable Annuity | Amazoncom Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
NASDAQ-100(R) 2x Strategy Fund | Variable Annuity | Alphabet Inc 8212 Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
NASDAQ-100(R) 2x Strategy Fund | Variable Annuity | Netflix Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
NASDAQ-100(R) 2x Strategy Fund | Variable Annuity | Costco Wholesale Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
NASDAQ-100(R) 2x Strategy Fund | Variable Annuity | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.50%
NASDAQ-100(R) 2x Strategy Fund | Variable Annuity | Apple Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.20%
NASDAQ-100(R) 2x Strategy Fund | Variable Annuity | Tesla Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Inverse NASDAQ-100(R) Strategy Fund | Variable Annuity | N A S D A Q 100 Index Equity Swap Agreements Short Sales [Member]
Holdings [Line Items]
Percent of Net Asset Value	(98.10%)
Inverse NASDAQ-100(R) Strategy Fund | Variable Annuity | Guggenheim Ultra Short Duration Fund 8212 Institutional Class [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.80%
Inverse NASDAQ-100(R) Strategy Fund | Variable Annuity | Guggenheim Strategy Fund I I [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.30%
Inverse NASDAQ-100(R) Strategy Fund | Variable Annuity | Total [Member]
Holdings [Line Items]
Percent of Net Asset Value	35.10%
Russell 2000(R) 1.5x Strategy Fund | Variable Annuity | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.10%
Russell 2000(R) 1.5x Strategy Fund | Variable Annuity | Financial [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.90%
Russell 2000(R) 1.5x Strategy Fund | Variable Annuity | Consumer Noncyclical [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
Russell 2000(R) 1.5x Strategy Fund | Variable Annuity | Industrial [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
Russell 2000(R) 1.5x Strategy Fund | Variable Annuity | Consumer Cyclical [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Russell 2000(R) 1.5x Strategy Fund | Variable Annuity | Russell 2000 Index Equity Swap Agreements [Member]
Holdings [Line Items]
Percent of Net Asset Value	64.50%
Russell 2000(R) 1.5x Strategy Fund | Variable Annuity | Exchange Traded Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	32.80%
Russell 2000(R) 1.5x Strategy Fund | Variable Annuity | Russell 2000 Index Equity Mini Futures Contracts [Member]
Holdings [Line Items]
Percent of Net Asset Value	26.50%
Russell 2000(R) 1.5x Strategy Fund | Variable Annuity | Top 10 Total [Member]
Holdings [Line Items]
Percent of Net Asset Value	54.20%
Russell 2000(R) 1.5x Strategy Fund | Variable Annuity | Guggenheim Ultra Short Duration Fund 8212 Institutional Class [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.00%
Russell 2000(R) 1.5x Strategy Fund | Variable Annuity | Guggenheim Strategy Fund I I [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.80%
Russell 2000(R) 1.5x Strategy Fund | Variable Annuity | Vanguard Russell 2000 E T F [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.40%
Russell 2000(R) 1.5x Strategy Fund | Variable Annuity | I Shares Russell 2000 Index E T F [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.40%
Russell 2000(R) 1.5x Strategy Fund | Variable Annuity | Credo Technology Group Holding Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Russell 2000(R) 1.5x Strategy Fund | Variable Annuity | Fabrinet [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Russell 2000(R) 1.5x Strategy Fund | Variable Annuity | Ion Q Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Russell 2000(R) 1.5x Strategy Fund | Variable Annuity | Himsamp Hers Health Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Russell 2000(R) 1.5x Strategy Fund | Variable Annuity | Health Equity Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Russell 2000(R) 1.5x Strategy Fund | Variable Annuity | Ensign Group Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Russell 2000(R) 2x Strategy Fund | Variable Annuity | Exchange Traded Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.00%
Russell 2000(R) 2x Strategy Fund | Variable Annuity | Russell 2000 Index Swap Agreements [Member]
Holdings [Line Items]
Percent of Net Asset Value	172.70%
Russell 2000(R) 2x Strategy Fund | Variable Annuity | Russell 2000 Index Mini Futures Contracts [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.40%
Russell 2000(R) 2x Strategy Fund | Variable Annuity | Total [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.00%
Russell 2000(R) 2x Strategy Fund | Variable Annuity | Vanguard Russell 2000 E T F [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.00%
Russell 2000(R) 2x Strategy Fund | Variable Annuity | I Shares Russell 2000 Index E T F [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.00%
Inverse Russell 2000(R) Strategy Fund | Variable Annuity | Russell 2000 Index Equity Swap Agreements Short Sales [Member]
Holdings [Line Items]
Percent of Net Asset Value	(100.10%)
Inverse Russell 2000(R) Strategy Fund | Variable Annuity | Guggenheim Ultra Short Duration Fund 8212 Institutional Class [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.70%
Inverse Russell 2000(R) Strategy Fund | Variable Annuity | Guggenheim Strategy Fund I I [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.20%
Inverse Russell 2000(R) Strategy Fund | Variable Annuity | Total [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.90%
Nova Fund | Variable Annuity | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.30%
Nova Fund | Variable Annuity | Financial [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.70%
Nova Fund | Variable Annuity | Technology [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.80%
Nova Fund | Variable Annuity | Consumer Noncyclical [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.40%
Nova Fund | Variable Annuity | Consumer Cyclical [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.80%
Nova Fund | Variable Annuity | Communications [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.50%
Nova Fund | Variable Annuity | Samp P 500 Index Equity Swap Agreements [Member]
Holdings [Line Items]
Percent of Net Asset Value	58.70%
Nova Fund | Variable Annuity | Samp P 500 Index Equity Mini Futures Contracts [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.20%
Nova Fund | Variable Annuity | Top 10 Total [Member]
Holdings [Line Items]
Percent of Net Asset Value	34.60%
Nova Fund | Variable Annuity | N V I D I A Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%
Nova Fund | Variable Annuity | Broadcom Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Nova Fund | Variable Annuity | Berkshire Hathaway Inc 8212 Class B [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Nova Fund | Variable Annuity | Meta Platforms Inc 8212 Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Nova Fund | Variable Annuity | Amazoncom Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Nova Fund | Variable Annuity | Alphabet Inc 8212 Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Nova Fund | Variable Annuity | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
Nova Fund | Variable Annuity | Apple Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
Nova Fund | Variable Annuity | Guggenheim Ultra Short Duration Fund 8212 Institutional Class [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.50%
Nova Fund | Variable Annuity | Guggenheim Strategy Fund I I [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.30%
S&P 500 2x Strategy Fund | Variable Annuity | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.00%
S&P 500 2x Strategy Fund | Variable Annuity | Financial [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.40%
S&P 500 2x Strategy Fund | Variable Annuity | Technology [Member]
Holdings [Line Items]
Percent of Net Asset Value	26.50%
S&P 500 2x Strategy Fund | Variable Annuity | Consumer Noncyclical [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.10%
S&P 500 2x Strategy Fund | Variable Annuity | Consumer Cyclical [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.70%
S&P 500 2x Strategy Fund | Variable Annuity | Communications [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.40%
S&P 500 2x Strategy Fund | Variable Annuity | Samp P 500 Index Equity Swap Agreements [Member]
Holdings [Line Items]
Percent of Net Asset Value	104.00%
S&P 500 2x Strategy Fund | Variable Annuity | Samp P 500 Index Equity Mini Futures Contracts [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.10%
S&P 500 2x Strategy Fund | Variable Annuity | Top 10 Total [Member]
Holdings [Line Items]
Percent of Net Asset Value	30.50%
S&P 500 2x Strategy Fund | Variable Annuity | N V I D I A Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.10%
S&P 500 2x Strategy Fund | Variable Annuity | Broadcom Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
S&P 500 2x Strategy Fund | Variable Annuity | Berkshire Hathaway Inc 8212 Class B [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
S&P 500 2x Strategy Fund | Variable Annuity | Meta Platforms Inc 8212 Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
S&P 500 2x Strategy Fund | Variable Annuity | Amazoncom Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
S&P 500 2x Strategy Fund | Variable Annuity | Alphabet Inc 8212 Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
S&P 500 2x Strategy Fund | Variable Annuity | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.90%
S&P 500 2x Strategy Fund | Variable Annuity | Apple Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
S&P 500 2x Strategy Fund | Variable Annuity | Tesla Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
S&P 500 2x Strategy Fund | Variable Annuity | Alphabet Inc 8212 Class C [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Inverse S&P 500 Strategy Fund | Variable Annuity | Samp P 500 Index Equity Swap Agreements Short Sales [Member]
Holdings [Line Items]
Percent of Net Asset Value	(45.20%)
Inverse S&P 500 Strategy Fund | Variable Annuity | Samp P 500 Index Equity Mini Futures Contracts Short Sales [Member]
Holdings [Line Items]
Percent of Net Asset Value	(54.20%)
Inverse S&P 500 Strategy Fund | Variable Annuity | Guggenheim Ultra Short Duration Fund 8212 Institutional Class [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.00%
Inverse S&P 500 Strategy Fund | Variable Annuity | Guggenheim Strategy Fund I I [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.00%
Inverse S&P 500 Strategy Fund | Variable Annuity | Total [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.00%
S&P 500 Pure Growth Fund | Variable Annuity | Financial [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.40%
S&P 500 Pure Growth Fund | Variable Annuity | Technology [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.10%
S&P 500 Pure Growth Fund | Variable Annuity | Consumer Noncyclical [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.40%
S&P 500 Pure Growth Fund | Variable Annuity | Industrial [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.50%
S&P 500 Pure Growth Fund | Variable Annuity | Consumer Cyclical [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.50%
S&P 500 Pure Growth Fund | Variable Annuity | Energy [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
S&P 500 Pure Growth Fund | Variable Annuity | Communications [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.00%
S&P 500 Pure Growth Fund | Variable Annuity | Utilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.40%
S&P 500 Pure Growth Fund | Variable Annuity | Top 10 Total [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.90%
S&P 500 Pure Growth Fund | Variable Annuity | N V I D I A Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
S&P 500 Pure Growth Fund | Variable Annuity | Royal Caribbean Cruises Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
S&P 500 Pure Growth Fund | Variable Annuity | Vistra Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
S&P 500 Pure Growth Fund | Variable Annuity | Palantir Technologies Inc 8212 Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
S&P 500 Pure Growth Fund | Variable Annuity | Axon Enterprise Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
S&P 500 Pure Growth Fund | Variable Annuity | Carnival Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
S&P 500 Pure Growth Fund | Variable Annuity | Howmet Aerospace Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
S&P 500 Pure Growth Fund | Variable Annuity | N R G Energy Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
S&P 500 Pure Growth Fund | Variable Annuity | T K O Group Holdings Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
S&P 500 Pure Growth Fund | Variable Annuity | Crowdstrike Holdings Inc 8212 Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
S&P 500 Pure Value Fund | Variable Annuity | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.30%
S&P 500 Pure Value Fund | Variable Annuity | Financial [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.30%
S&P 500 Pure Value Fund | Variable Annuity | Consumer Noncyclical [Member]
Holdings [Line Items]
Percent of Net Asset Value	31.20%
S&P 500 Pure Value Fund | Variable Annuity | Industrial [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.50%
S&P 500 Pure Value Fund | Variable Annuity | Consumer Cyclical [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.00%
S&P 500 Pure Value Fund | Variable Annuity | Basic Materials [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.20%
S&P 500 Pure Value Fund | Variable Annuity | Energy [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.10%
S&P 500 Pure Value Fund | Variable Annuity | Communications [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.90%
S&P 500 Pure Value Fund | Variable Annuity | Top 10 Total [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.80%
S&P 500 Pure Value Fund | Variable Annuity | General Motors Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
S&P 500 Pure Value Fund | Variable Annuity | Ford Motor Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
S&P 500 Pure Value Fund | Variable Annuity | C V S Health Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
S&P 500 Pure Value Fund | Variable Annuity | Mosaic Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
S&P 500 Pure Value Fund | Variable Annuity | Archer Daniels Midland Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
S&P 500 Pure Value Fund | Variable Annuity | Centene Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
S&P 500 Pure Value Fund | Variable Annuity | Bunge Global S A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
S&P 500 Pure Value Fund | Variable Annuity | Paramount Global 8212 Class B [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
S&P 500 Pure Value Fund | Variable Annuity | Dollar General Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
S&P 500 Pure Value Fund | Variable Annuity | Valero Energy Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
S&P MidCap 400 Pure Growth Fund | Variable Annuity | Financial [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.90%
S&P MidCap 400 Pure Growth Fund | Variable Annuity | Technology [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.00%
S&P MidCap 400 Pure Growth Fund | Variable Annuity | Consumer Noncyclical [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.30%
S&P MidCap 400 Pure Growth Fund | Variable Annuity | Industrial [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.60%
S&P MidCap 400 Pure Growth Fund | Variable Annuity | Consumer Cyclical [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.50%
S&P MidCap 400 Pure Growth Fund | Variable Annuity | Basic Materials [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
S&P MidCap 400 Pure Growth Fund | Variable Annuity | Energy [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.70%
S&P MidCap 400 Pure Growth Fund | Variable Annuity | Communications [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
S&P MidCap 400 Pure Growth Fund | Variable Annuity | Top 10 Total [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.10%
S&P MidCap 400 Pure Growth Fund | Variable Annuity | Interactive Brokers Group Inc 8212 Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
S&P MidCap 400 Pure Growth Fund | Variable Annuity | E M C O R Group Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
S&P MidCap 400 Pure Growth Fund | Variable Annuity | Comfort Systems U S A Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
S&P MidCap 400 Pure Growth Fund | Variable Annuity | Himsamp Hers Health Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
S&P MidCap 400 Pure Growth Fund | Variable Annuity | Carpenter Technology Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
S&P MidCap 400 Pure Growth Fund | Variable Annuity | Roivant Sciences Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
S&P MidCap 400 Pure Growth Fund | Variable Annuity | Valaris Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
S&P MidCap 400 Pure Growth Fund | Variable Annuity | Exelixis Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
S&P MidCap 400 Pure Growth Fund | Variable Annuity | Shift 4 Payments Inc 8212 Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
S&P MidCap 400 Pure Growth Fund | Variable Annuity | A T I Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
S&P MidCap 400 Pure Value Fund | Variable Annuity | Financial [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.80%
S&P MidCap 400 Pure Value Fund | Variable Annuity | Technology [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.40%
S&P MidCap 400 Pure Value Fund | Variable Annuity | Consumer Noncyclical [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.90%
S&P MidCap 400 Pure Value Fund | Variable Annuity | Industrial [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.20%
S&P MidCap 400 Pure Value Fund | Variable Annuity | Consumer Cyclical [Member]
Holdings [Line Items]
Percent of Net Asset Value	26.40%
S&P MidCap 400 Pure Value Fund | Variable Annuity | Basic Materials [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
S&P MidCap 400 Pure Value Fund | Variable Annuity | Energy [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.70%
S&P MidCap 400 Pure Value Fund | Variable Annuity | Utilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
S&P MidCap 400 Pure Value Fund | Variable Annuity | Top 10 Total [Member]
Holdings [Line Items]
Percent of Net Asset Value	30.40%
S&P MidCap 400 Pure Value Fund | Variable Annuity | Concentrix Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
S&P MidCap 400 Pure Value Fund | Variable Annuity | H F Sinclair Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
S&P MidCap 400 Pure Value Fund | Variable Annuity | Goodyear Tireamp Rubber Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
S&P MidCap 400 Pure Value Fund | Variable Annuity | Avnet Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
S&P MidCap 400 Pure Value Fund | Variable Annuity | Arrow Electronics Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
S&P MidCap 400 Pure Value Fund | Variable Annuity | T D S Y N N E X Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
S&P MidCap 400 Pure Value Fund | Variable Annuity | Lear Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
S&P MidCap 400 Pure Value Fund | Variable Annuity | P B F Energy Inc 8212 Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
S&P MidCap 400 Pure Value Fund | Variable Annuity | Avis Budget Group Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
S&P MidCap 400 Pure Value Fund | Variable Annuity | Auto Nation Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
S&P SmallCap 600 Pure Growth Fund | Variable Annuity | Financial [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.40%
S&P SmallCap 600 Pure Growth Fund | Variable Annuity | Technology [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
S&P SmallCap 600 Pure Growth Fund | Variable Annuity | Consumer Noncyclical [Member]
Holdings [Line Items]
Percent of Net Asset Value	27.90%
S&P SmallCap 600 Pure Growth Fund | Variable Annuity | Industrial [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.30%
S&P SmallCap 600 Pure Growth Fund | Variable Annuity | Consumer Cyclical [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.00%
S&P SmallCap 600 Pure Growth Fund | Variable Annuity | Basic Materials [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
S&P SmallCap 600 Pure Growth Fund | Variable Annuity | Energy [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
S&P SmallCap 600 Pure Growth Fund | Variable Annuity | Communications [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
S&P SmallCap 600 Pure Growth Fund | Variable Annuity | Top 10 Total [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.80%
S&P SmallCap 600 Pure Growth Fund | Variable Annuity | Protagonist Therapeutics Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
S&P SmallCap 600 Pure Growth Fund | Variable Annuity | Palomar Holdings Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
S&P SmallCap 600 Pure Growth Fund | Variable Annuity | Corcept Therapeutics Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
S&P SmallCap 600 Pure Growth Fund | Variable Annuity | T G Therapeutics Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
S&P SmallCap 600 Pure Growth Fund | Variable Annuity | Inter Digital Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
S&P SmallCap 600 Pure Growth Fund | Variable Annuity | Adtalem Global Education Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
S&P SmallCap 600 Pure Growth Fund | Variable Annuity | Chefs Warehouse Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
S&P SmallCap 600 Pure Growth Fund | Variable Annuity | D X P Enterprises Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
S&P SmallCap 600 Pure Growth Fund | Variable Annuity | Trans Medics Group Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
S&P SmallCap 600 Pure Growth Fund | Variable Annuity | Cinemark Holdings Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
S&P SmallCap 600 Pure Value Fund | Variable Annuity | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
S&P SmallCap 600 Pure Value Fund | Variable Annuity | Financial [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.30%
S&P SmallCap 600 Pure Value Fund | Variable Annuity | Consumer Noncyclical [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.20%
S&P SmallCap 600 Pure Value Fund | Variable Annuity | Industrial [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.20%
S&P SmallCap 600 Pure Value Fund | Variable Annuity | Consumer Cyclical [Member]
Holdings [Line Items]
Percent of Net Asset Value	30.20%
S&P SmallCap 600 Pure Value Fund | Variable Annuity | Basic Materials [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
S&P SmallCap 600 Pure Value Fund | Variable Annuity | Energy [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.00%
S&P SmallCap 600 Pure Value Fund | Variable Annuity | Communications [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.20%
S&P SmallCap 600 Pure Value Fund | Variable Annuity | Top 10 Total [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.00%
S&P SmallCap 600 Pure Value Fund | Variable Annuity | Par Pacific Holdings Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
S&P SmallCap 600 Pure Value Fund | Variable Annuity | Spartan Nash Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
S&P SmallCap 600 Pure Value Fund | Variable Annuity | Viasat Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
S&P SmallCap 600 Pure Value Fund | Variable Annuity | Titan International Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
S&P SmallCap 600 Pure Value Fund | Variable Annuity | Dana Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
S&P SmallCap 600 Pure Value Fund | Variable Annuity | National Vision Holdings Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
S&P SmallCap 600 Pure Value Fund | Variable Annuity | Adientplc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
S&P SmallCap 600 Pure Value Fund | Variable Annuity | World Kinect Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
S&P SmallCap 600 Pure Value Fund | Variable Annuity | Foot Locker Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
S&P SmallCap 600 Pure Value Fund | Variable Annuity | Topgolf Callaway Brands Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
Government Long Bond 1.2x Strategy Fund | Variable Annuity | Interest Rate Futures Contracts [Member]
Holdings [Line Items]
Percent of Net Asset Value	80.00%
Government Long Bond 1.2x Strategy Fund | Variable Annuity | U S Government Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	42.00%
Government Long Bond 1.2x Strategy Fund | Variable Annuity | Guggenheim Ultra Short Duration Fund 8212 Institutional Class [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
Government Long Bond 1.2x Strategy Fund | Variable Annuity | Guggenheim Strategy Fund I I [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%
Government Long Bond 1.2x Strategy Fund | Variable Annuity | Total [Member]
Holdings [Line Items]
Percent of Net Asset Value	51.00%
Government Long Bond 1.2x Strategy Fund | Variable Annuity | U S Treasury Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	42.00%
Inverse Government Long Bond Strategy Fund | Variable Annuity | U S Treasury Ultra Long Bond Interest Rate Futures Contracts Sold Short [Member]
Holdings [Line Items]
Percent of Net Asset Value	(30.40%)
Inverse Government Long Bond Strategy Fund | Variable Annuity | U S Government Securities Sold Short [Member]
Holdings [Line Items]
Percent of Net Asset Value	(69.90%)
Inverse Government Long Bond Strategy Fund | Variable Annuity | Guggenheim Ultra Short Duration Fund 8212 Institutional Class [Member]
Holdings [Line Items]
Percent of Net Asset Value	29.90%
Inverse Government Long Bond Strategy Fund | Variable Annuity | Guggenheim Strategy Fund I I [Member]
Holdings [Line Items]
Percent of Net Asset Value	33.00%
Inverse Government Long Bond Strategy Fund | Variable Annuity | Total [Member]
Holdings [Line Items]
Percent of Net Asset Value	62.90%
High Yield Strategy Fund | Variable Annuity | Interest Rate Futures Contracts [Member]
Holdings [Line Items]
Percent of Net Asset Value	95.00%
High Yield Strategy Fund | Variable Annuity | C D X N A H Y 44 V 1 Index Credit Default Swap Agreements Protection Sold [Member]
Holdings [Line Items]
Percent of Net Asset Value	87.80%
High Yield Strategy Fund | Variable Annuity | I Sharesi Boxx High Yield Corporate Bond E T F [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
High Yield Strategy Fund | Variable Annuity | S P D R Bloomberg High Yield Bond E T F [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
High Yield Strategy Fund | Variable Annuity | I Sharesi Boxx High Yield Corporate Bond E T F Swap Agreements [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
High Yield Strategy Fund | Variable Annuity | S P D R Bloomberg High Yield Bond E T F Swap Agreements [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
High Yield Strategy Fund | Variable Annuity | Guggenheim Ultra Short Duration Fund 8212 Institutional Class [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.60%
High Yield Strategy Fund | Variable Annuity | Guggenheim Strategy Fund I I [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.60%
High Yield Strategy Fund | Variable Annuity | Total [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.40%
High Yield Strategy Fund | Variable Annuity | I Sharesi Boxx High Yield Corporate Bond E T F [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
High Yield Strategy Fund | Variable Annuity | S P D R Bloomberg High Yield Bond E T F [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
Europe 1.25x Strategy Fund | Variable Annuity | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.80%
Europe 1.25x Strategy Fund | Variable Annuity | Financial [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.40%
Europe 1.25x Strategy Fund | Variable Annuity | Technology [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
Europe 1.25x Strategy Fund | Variable Annuity | Consumer Noncyclical [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.90%
Europe 1.25x Strategy Fund | Variable Annuity | Industrial [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.60%
Europe 1.25x Strategy Fund | Variable Annuity | Energy [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Europe 1.25x Strategy Fund | Variable Annuity | S T O X X Europe 50 Index Equity Futures Contracts [Member]
Holdings [Line Items]
Percent of Net Asset Value	84.60%
Europe 1.25x Strategy Fund | Variable Annuity | Euro F X Futures Contracts [Member]
Holdings [Line Items]
Percent of Net Asset Value	83.00%
Europe 1.25x Strategy Fund | Variable Annuity | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	54.10%
Europe 1.25x Strategy Fund | Variable Annuity | DENMARK
Holdings [Line Items]
Percent of Net Asset Value	8.90%
Europe 1.25x Strategy Fund | Variable Annuity | FRANCE
Holdings [Line Items]
Percent of Net Asset Value	8.60%
Europe 1.25x Strategy Fund | Variable Annuity | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	7.40%
Europe 1.25x Strategy Fund | Variable Annuity | SWITZERLAND
Holdings [Line Items]
Percent of Net Asset Value	6.70%
Europe 1.25x Strategy Fund | Variable Annuity | GERMANY
Holdings [Line Items]
Percent of Net Asset Value	5.70%
Europe 1.25x Strategy Fund | Variable Annuity | NETHERLANDS
Holdings [Line Items]
Percent of Net Asset Value	3.50%
Europe 1.25x Strategy Fund | Variable Annuity | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%
Europe 1.25x Strategy Fund | Variable Annuity | Top 10 Total [Member]
Holdings [Line Items]
Percent of Net Asset Value	28.20%
Europe 1.25x Strategy Fund | Variable Annuity | Astra Zenecaplc A D R [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Europe 1.25x Strategy Fund | Variable Annuity | Guggenheim Ultra Short Duration Fund 8212 Institutional Class [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.80%
Europe 1.25x Strategy Fund | Variable Annuity | Guggenheim Strategy Fund I I [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.60%
Europe 1.25x Strategy Fund | Variable Annuity | A S M L Holding N V 8212 Class G [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Europe 1.25x Strategy Fund | Variable Annuity | S A P S E A D R [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Europe 1.25x Strategy Fund | Variable Annuity | Nestle S A A D R [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
Europe 1.25x Strategy Fund | Variable Annuity | Novartis A G A D R [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Europe 1.25x Strategy Fund | Variable Annuity | Roche Holding A G A D R [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Europe 1.25x Strategy Fund | Variable Annuity | Novo Nordisk A S A D R [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Europe 1.25x Strategy Fund | Variable Annuity | H S B C Holdingsplc A D R [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Japan 2x Strategy Fund | Variable Annuity | Equity Futures Contracts [Member]
Holdings [Line Items]
Percent of Net Asset Value	198.90%
Japan 2x Strategy Fund | Variable Annuity | Currency Futures Contracts [Member]
Holdings [Line Items]
Percent of Net Asset Value	196.00%
Strengthening Dollar 2x Strategy Fund | Variable Annuity | U S Dollar Index Currency Futures Contracts [Member]
Holdings [Line Items]
Percent of Net Asset Value	139.80%
Strengthening Dollar 2x Strategy Fund | Variable Annuity | U S Dollar Index Currency Index Swap Agreements [Member]
Holdings [Line Items]
Percent of Net Asset Value	58.20%
Weakening Dollar 2x Strategy Fund | Variable Annuity | U S Dollar Index Currency Swap Agreements Short Sales [Member]
Holdings [Line Items]
Percent of Net Asset Value	(46.60%)
Weakening Dollar 2x Strategy Fund | Variable Annuity | U S Dollar Index Currency Futures Contracts Short Sales [Member]
Holdings [Line Items]
Percent of Net Asset Value	(151.90%)
Commodities Strategy Fund | Variable Annuity | Samp P Goldman Sachs Commodity Index Futures Contracts [Member]
Holdings [Line Items]
Percent of Net Asset Value	99.90%
Commodities Strategy Fund | Variable Annuity | Guggenheim Ultra Short Duration Fund 8212 Institutional Class [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.10%
Commodities Strategy Fund | Variable Annuity | Guggenheim Strategy Fund I I [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.70%
Commodities Strategy Fund | Variable Annuity | Total [Member]
Holdings [Line Items]
Percent of Net Asset Value	43.80%
Global Managed Futures Strategy Fund | Variable Annuity | Equity Futures Contracts [Member]
Holdings [Line Items]
Percent of Net Asset Value	48.80%
Global Managed Futures Strategy Fund | Variable Annuity | Interest Rate Futures Contracts [Member]
Holdings [Line Items]
Percent of Net Asset Value	146.00%
Global Managed Futures Strategy Fund | Variable Annuity | Currency Futures Contracts [Member]
Holdings [Line Items]
Percent of Net Asset Value	51.40%
Global Managed Futures Strategy Fund | Variable Annuity | Commodity Futures Contracts [Member]
Holdings [Line Items]
Percent of Net Asset Value	30.10%
Global Managed Futures Strategy Fund | Variable Annuity | Currency Futures Contracts Short Sales [Member]
Holdings [Line Items]
Percent of Net Asset Value	(1.40%)
Global Managed Futures Strategy Fund | Variable Annuity | Interest Rate Futures Contracts Short Sales [Member]
Holdings [Line Items]
Percent of Net Asset Value	(5.20%)
Global Managed Futures Strategy Fund | Variable Annuity | Equity Futures Contracts Short Sales [Member]
Holdings [Line Items]
Percent of Net Asset Value	(7.40%)
Global Managed Futures Strategy Fund | Variable Annuity | Commodity Futures Contracts Short Sales [Member]
Holdings [Line Items]
Percent of Net Asset Value	(26.40%)
Global Managed Futures Strategy Fund | Variable Annuity | Guggenheim Ultra Short Duration Fund 8212 Institutional Class [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Global Managed Futures Strategy Fund | Variable Annuity | Guggenheim Strategy Fund I I [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Global Managed Futures Strategy Fund | Variable Annuity | Total [Member]
Holdings [Line Items]
Percent of Net Asset Value	43.50%
Global Managed Futures Strategy Fund | Variable Annuity | Guggenheim Variable Insurance Strategy Fund I I I [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.20%
Global Managed Futures Strategy Fund | Variable Annuity | Guggenheim Strategy Fund I I I [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.70%
Multi-Hedge Strategies Fund | Variable Annuity | Equity Futures Contracts [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
Multi-Hedge Strategies Fund | Variable Annuity | Financial [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.60%
Multi-Hedge Strategies Fund | Variable Annuity | Technology [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
Multi-Hedge Strategies Fund | Variable Annuity | Consumer Noncyclical [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.10%
Multi-Hedge Strategies Fund | Variable Annuity | Industrial [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
Multi-Hedge Strategies Fund | Variable Annuity | Consumer Cyclical [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
Multi-Hedge Strategies Fund | Variable Annuity | Basic Materials [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Multi-Hedge Strategies Fund | Variable Annuity | Energy [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Multi-Hedge Strategies Fund | Variable Annuity | Communications [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Multi-Hedge Strategies Fund | Variable Annuity | Utilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Multi-Hedge Strategies Fund | Variable Annuity | Interest Rate Futures Contracts [Member]
Holdings [Line Items]
Percent of Net Asset Value	34.60%
Multi-Hedge Strategies Fund | Variable Annuity | Currency Futures Contracts [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.10%
Multi-Hedge Strategies Fund | Variable Annuity | Commodity Futures Contracts [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.80%
Multi-Hedge Strategies Fund | Variable Annuity | Currency Futures Contracts Short Sales [Member]
Holdings [Line Items]
Percent of Net Asset Value	(8.80%)
Multi-Hedge Strategies Fund | Variable Annuity | Interest Rate Futures Contracts Short Sales [Member]
Holdings [Line Items]
Percent of Net Asset Value	(24.70%)
Multi-Hedge Strategies Fund | Variable Annuity | Equity Futures Contracts Short Sales [Member]
Holdings [Line Items]
Percent of Net Asset Value	(1.00%)
Multi-Hedge Strategies Fund | Variable Annuity | Commodity Futures Contracts Short Sales [Member]
Holdings [Line Items]
Percent of Net Asset Value	(14.50%)
Multi-Hedge Strategies Fund | Variable Annuity | Custom Basket Swap Agreements [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.40%
Multi-Hedge Strategies Fund | Variable Annuity | Closed End Mutual Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
Multi-Hedge Strategies Fund | Variable Annuity | Technology Short Sales [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.40%)
Multi-Hedge Strategies Fund | Variable Annuity | Basic Materials Short Sales [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.40%)
Multi-Hedge Strategies Fund | Variable Annuity | Communications Short Sales [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.50%)
Multi-Hedge Strategies Fund | Variable Annuity | Industrial Short Sales [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.70%)
Multi-Hedge Strategies Fund | Variable Annuity | Financial Short Sales [Member]
Holdings [Line Items]
Percent of Net Asset Value	(3.10%)
Multi-Hedge Strategies Fund | Variable Annuity | Energy Short Sales [Member]
Holdings [Line Items]
Percent of Net Asset Value	(3.30%)
Multi-Hedge Strategies Fund | Variable Annuity | Exchange Traded Funds Short Sales [Member]
Holdings [Line Items]
Percent of Net Asset Value	(5.00%)
Multi-Hedge Strategies Fund | Variable Annuity | Custom Basket Swap Agreements Short Sales [Member]
Holdings [Line Items]
Percent of Net Asset Value	(8.60%)
Multi-Hedge Strategies Fund | Variable Annuity | Top 10 Total [Member]
Holdings [Line Items]
Percent of Net Asset Value	35.20%
Multi-Hedge Strategies Fund | Variable Annuity | Guggenheim Ultra Short Duration Fund 8212 Institutional Class [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Multi-Hedge Strategies Fund | Variable Annuity | Guggenheim Strategy Fund I I [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.20%
Multi-Hedge Strategies Fund | Variable Annuity | Guggenheim Variable Insurance Strategy Fund I I I [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.10%
Multi-Hedge Strategies Fund | Variable Annuity | Guggenheim Strategy Fund I I I [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.30%
Multi-Hedge Strategies Fund | Variable Annuity | Kellanova [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Multi-Hedge Strategies Fund | Variable Annuity | Everi Holdings Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Multi-Hedge Strategies Fund | Variable Annuity | Hess Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Multi-Hedge Strategies Fund | Variable Annuity | Redfin Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Multi-Hedge Strategies Fund | Variable Annuity | Dunamp Bradstreet Holdings Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Multi-Hedge Strategies Fund | Variable Annuity | Enstar Group Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
U.S. Government Money Market Fund | Variable Annuity | U S Government Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.20%
U.S. Government Money Market Fund | Variable Annuity | Freddie Mac F A D N [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
U.S. Government Money Market Fund | Variable Annuity | Federal Farm Credit Bank F A D N [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
U.S. Government Money Market Fund | Variable Annuity | Farmer Mac F A D N [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
U.S. Government Money Market Fund | Variable Annuity | Federal Home Loan Bank F A N [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.20%
U.S. Government Money Market Fund | Variable Annuity | Federal Farm Credit Bank F A N [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.20%
U.S. Government Money Market Fund | Variable Annuity | Freddie Mac F A N [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
U.S. Government Money Market Fund | Variable Annuity | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Net Asset Value	38.90%
U.S. Government Money Market Fund | Variable Annuity | U S Treasury Bills [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.40%